Schedule of Disaggregation Information of Revenues (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Product Information [Line Items]
Total revenue	$ 3,358,178	$ 26,085,318	$ 31,961,177	$ 34,931,827
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenue	244,975	1,902,895	2,626,516	6,699,586
Transferred over Time [Member]
Product Information [Line Items]
Total revenue	3,113,203	24,182,423	29,334,661	28,232,241
Service, Other [Member]
Product Information [Line Items]
Total revenue	347,619	2,700,199	8,973,079	7,140,076
Subscriptions [Member]
Product Information [Line Items]
Total revenue	1,470,070	11,419,059	11,445,019	11,414,976
Hosting Support and Maintenance Services [Member]
Product Information [Line Items]
Total revenue	630,014	4,893,759	4,338,184	4,186,369
Liquidity Services [Member]
Product Information [Line Items]
Total revenue	244,975	1,902,895	2,626,516	6,699,586
Whitel Label Services [Member]
Product Information [Line Items]
Total revenue	388,604	3,018,561	2,122,198	1,889,188
Subscription Services [Member]
Product Information [Line Items]
Total revenue	$ 276,896	$ 2,150,845	$ 2,456,181	$ 3,601,632